Share Capital (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 8,788	$ 382,595	$ 35,492
Cost of Revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	107	2,134	27
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	2,597	202,769	21,246
Sales & Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	839	28,458	3,321
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 5,245	$ 149,234	$ 10,898